T. ROWE PRICE Tax-Free Income Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA 0.3%
Southeast Energy Auth., Series B-1, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  4,235 5,096
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,280 3,788
8,884
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,567
4,567
ARIZONA 0.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.898%, 1/1/37  1,500 1,492
Arizona HFA, Phoenix Children's Hosp., Series A, 5.00%, 2/1/34
(Prerefunded 2/1/22) (2) 3,000 3,024
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,505 3,055
Phoenix Civic Improvement, Series A, 4.00%, 7/1/41  2,625 3,194
Phoenix Civic Improvement, Series A, 4.00%, 7/1/42  415 503
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,070 1,259
12,527
CALIFORNIA 9.7%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (3) 5,750 6,835
California, GO, 4.00%, 10/1/39  7,370 8,987
California, GO, 4.00%, 11/1/45  7,870 8,752
California, GO, 5.00%, 9/1/31  2,100 2,842
California, GO, 5.00%, 8/1/32  15,000 16,775
California, GO, 5.00%, 9/1/32  2,000 2,704
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  10,475 12,684
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 360
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 329
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 358
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 327
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 356
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 2,048
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,560
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,244

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  4,750 7,266
California HFFA, Lucile Packard Stanford Hosp., Series B, 5.00%,
8/15/55  4,550 5,356
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,925 4,751
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42 (Prerefunded 8/15/22) (2) 7,000 7,238
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,250 2,766
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52
(Prerefunded 8/15/23) (2) 6,100 6,592
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  900 1,081
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 0.75%, 12/1/50 (Tender 6/1/26)  775 787
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 420 450
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,650
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  1,425 1,791
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 6,613
California Public Works Board, Series B, 4.00%, 5/1/39  1,200 1,453
California Public Works Board, Series B, 4.00%, 5/1/46  2,125 2,529
California Public Works Board, Series B, 5.00%, 10/1/34  1,090 1,223
California Public Works Board, Series B, 5.00%, 10/1/39  10,000 11,175
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/26  5,000 5,338
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  5,000 5,272
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30 (1) 1,380 1,595
California Statewide CDA, Children's Hosp., Series A, VRDN,
0.02%, 8/15/47  4,075 4,075
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42  5,365 5,448
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 1,300 1,579
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 2,275 2,618
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,677
California, Various Purpose, GO, 5.00%, 10/1/39  5,900 6,613
California, Various Purpose, GO, 5.00%, 11/1/43  1,700 1,846
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,450 2,547
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47  1,000 1,022
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37  2,000 2,044
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 5,024

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,230 3,786
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,106
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,748
Los Angeles, TRAN, 4.00%, 6/23/22  25,000 25,545
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,275 5,178
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,904
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/39  2,575 3,107
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 3,334
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/42  2,000 2,408
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/47  3,550 4,264
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,448
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,913
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,196
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/46 (4) 3,150 3,748
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51 (4) 5,300 6,252
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 13,079
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 6,164
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, 5.50%,
9/1/44  3,000 3,085
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/36  1,295 1,551
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/40  1,320 1,555
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 4,046
278,997
COLORADO 2.8%
Broadway Station Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/48  2,300 2,476
Colorado, Series A, COP, 4.00%, 12/15/34  4,130 5,025
Colorado, Series A, COP, 4.00%, 12/15/35  1,750 2,118
Colorado HFA, SCL Health System, Series B, 4.00%, 1/1/40  3,000 3,522
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 779
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 2,109
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 7,748
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,520

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,821
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,423
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,813
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,512
Denver City & County, Series A, 4.00%, 8/1/43  2,000 2,405
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 12,914
Denver Convention Center Hotel Auth., 5.00%, 12/1/33  1,620 1,878
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 4,048
Denver Convention Center Hotel Auth., 5.00%, 12/1/35  2,500 2,880
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,295
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  13,540 15,472
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,842
81,600
CONNECTICUT 1.0%
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 4,079
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 8,071
Connecticut State HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42  15,865 16,299
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05%
PIK), 6.05%, 7/1/31 (5)(6)(7) 2,878 633
29,082
DELAWARE 1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 7,086
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 3,419
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  8,470 9,868
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 4,080
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,330
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 752
Univ. of Delaware, Series C, VRDN, 0.03%, 11/1/37  6,125 6,125
32,660
DISTRICT OF COLUMBIA 2.9%
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (2) 5,000 5,434
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 554
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 535
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 4,844
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  5,000 6,181

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 4.00%, 10/1/53 (3) 945 1,077
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 5.00%, 10/1/34  550 688
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 12,413
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 420
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 599
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,499
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 882
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,784
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,781
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,873
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,649
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,792
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,000 2,359
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 3,231
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 7,095
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37  5,000 6,052
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  14,555 17,496
84,238
FLORIDA 10.2%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 4,346
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  15,820 17,680
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 619
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 925
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 9,042
Central Florida Expressway Auth., 5.00%, 7/1/42  4,670 5,642
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 4,372
Collier County, Series A, 4.00%, 10/1/40  3,740 4,494
Collier County, Series A, 4.00%, 10/1/41  5,170 6,198
Collier County, Series A, 4.00%, 10/1/43  2,590 3,082
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (2) 6,560 7,056

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 5,075 5,858
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 0.03%, 11/15/42  11,120 11,120
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 4,144
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30  2,880 2,993
Jacksonville, Transit, Series A, 5.00%, 10/1/29 (Prerefunded
10/1/22) (2) 3,500 3,639
Jacksonville, Transit, Series A, 5.00%, 10/1/30 (Prerefunded
10/1/22) (2) 11,555 12,015
Jacksonville, Transit, Series A, 5.00%, 10/1/31 (Prerefunded
10/1/22) (2) 4,450 4,627
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 4,115
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (2) 3,750 4,255
Miami-Dade County Aviation, 5.00%, 10/1/41  5,300 6,301
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  5,000 5,982
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 21,133
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  12,360 13,902
Miami-Dade County Seaport Dept., Series A-2, 4.00%, 10/1/49 (3) 20,000 23,462
Miami-Dade County Transit System, 5.00%, 7/1/37 (Prerefunded
7/1/22) (2) 6,425 6,605
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  5,820 6,903
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,250 2,672
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,792
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 12,617
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 12,243
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 13,377
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 7,282
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44  1,690 1,835
Tampa, Series A, Zero Coupon, 9/1/34  900 646
Tampa, Series A, Zero Coupon, 9/1/35  750 517
Tampa, Series A, Zero Coupon, 9/1/38  1,000 604
Tampa, Series A, Zero Coupon, 9/1/39  850 490
Tampa, Series A, Zero Coupon, 9/1/40  1,000 550
Tampa, BayCare Health, Series A, 5.00%, 11/15/46  12,135 14,153
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29  1,880 1,943
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 3,404

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 14,381
292,016
GEORGIA 4.5%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32  2,500 2,733
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  1,600 1,747
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34  3,000 3,274
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/38  5,000 6,064
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  800 600
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  5,095 3,762
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  13,130 15,305
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,586
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,476
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,975 2,362
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,895 4,655
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 6,017
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 6,164
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,772
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,965 4,714
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.50%, 8/15/54 (Prerefunded 2/15/25) (2) 6,600 7,647
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,908
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,595 5,207
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 1,820 2,116
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,976
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 3,097
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,582
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 7,035
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,824
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 9,030

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (8) 6,500 7,413
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 5,424
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 4,098
129,588
IDAHO 1.0%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,299
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/44  19,285 21,042
Idaho HFA, Trinity Health Credit Group, VRDN, 0.10%, 12/1/48
(Tender 2/1/22)  4,000 4,000
27,341
ILLINOIS 5.3%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 2,301
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (3) 2,000 2,176
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35  7,960 8,678
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36  3,070 3,347
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,870
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 12,780
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,244
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,826
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,472
Cook County, Series C, GO, 5.00%, 11/15/25  9,485 9,900
Cook County, Series C, GO, 5.00%, 11/15/26  4,935 5,150
Cook County, Series C, GO, 5.00%, 11/15/29  1,065 1,112
Illinois, GO, 5.50%, 5/1/25  1,505 1,744
Illinois, GO, 5.50%, 5/1/26  1,350 1,613
Illinois, GO, 5.50%, 7/1/38  11,000 11,830
Illinois, Series A, GO, 5.00%, 3/1/24  445 489
Illinois, Series A, GO, 5.00%, 10/1/25  950 1,098
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,827
Illinois, Series B, GO, 5.00%, 3/1/24  425 467
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,699
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,436
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 2,127
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 5,441
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,141
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 619
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 899
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,633
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (2) 870 930
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  6,065 6,295

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42 (4) 1,150 1,315
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52 (4) 1,155 1,304
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 3,426
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40 (4) 1,725 1,048
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  650 758
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37 (9) 11,870 8,165
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 5,754
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  1,310 1,533
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (3) 5,250 7,299
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 15,000 21,011
152,757
INDIANA 0.2%
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  5,885 5,980
5,980
IOWA 0.1%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  1,395 1,516
1,516
KENTUCKY 1.6%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (3) 1,000 1,225
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/47 (3) 1,000 1,044
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  1,750 1,863
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,998
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 2,024
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,100 1,292
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 996
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 4,117
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 7,587

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,582
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 10,146
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (2) 2,100 2,282
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (2) 8,300 9,049
46,205
LOUISIANA 1.5%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (3) 7,500 9,207
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,199
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 897
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 3,297
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 10,918
New Orleans Sewerage Service, 5.00%, 6/1/35 (Prerefunded
6/1/25) (2) 900 1,039
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (2) 4,835 5,583
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)  1,500 1,527
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 5,074
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 904
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,569
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 1,033
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,212
43,459
MARYLAND 6.7%
Baltimore City, Series A, 5.00%, 7/1/34  3,635 4,116
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,444
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 1,060
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39  3,030 3,432
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44  4,810 5,441
Baltimore City, Water, Series A, 5.00%, 7/1/31 (Prerefunded
1/1/24) (2) 4,515 4,956

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (2) 1,000 1,096
Baltimore City, Water, Series B, 5.00%, 7/1/29 (Prerefunded
1/1/24) (2) 3,035 3,328
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 654
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 437
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 734
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,842
Maryland HHEFA, 5.00%, 7/1/39  7,500 8,284
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 3,217
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 13,429
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31
(Prerefunded 1/3/22) (2) 2,500 2,513
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 7,800
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 7,603
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  15,000 18,124
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,300
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,780
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (2) 8,065 8,292
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (9)(10) 565 587
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (2) 10,335 11,611
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 5,133
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/40  4,500 5,349
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (2) 5,000 5,969
Maryland Stadium Auth., Baltimore City Public Schools, Series A,
5.00%, 5/1/47 (Prerefunded 5/1/28) (2) 1,700 2,134
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  18,000 26,876
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 5,338
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A, 5.00%, 5/1/47  3,300 4,017
Maryland State Transportation Auth., Series A, 4.00%, 7/1/41  1,975 2,395
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,348
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 546
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 1,078
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,804
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,000 3,195

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  3,000 3,206
192,468
MASSACHUSETTS 1.2%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 9,053
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,632
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/36  1,000 1,246
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/37  840 1,045
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health, 5.00%,
7/1/38  500 621
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,702
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (1) 1,400 1,511
Massachusetts HEFA, MIT, Series K, 5.50%, 7/1/32  10,000 14,246
33,056
MICHIGAN 2.4%
Detroit, GO, 5.00%, 4/1/28  850 1,018
Detroit, GO, 5.00%, 4/1/29  150 179
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (3) 1,800 1,985
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (3) 1,500 1,649
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,187
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 1,241
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  1,500 1,687
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  12,625 14,702
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,224
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 6,377
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,892
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 3,275
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (2) 445 543
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  6,000 7,373
Michigan Fin. Auth., Trinity Health, Unrefunded Balance, 4.00%,
12/1/40  6,555 7,722
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,840
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 673
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 611

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,588
Wayne County Airport Auth., Series A, 5.00%, 12/1/47  2,580 3,150
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,255
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 4,432
68,603
MISSISSIPPI 0.5%
Jackson County, Chevron USA Project, VRDN, 0.02%, 6/1/23  13,400 13,400
13,400
MISSOURI 2.3%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,498
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,031
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 3,596
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  10,000 12,061
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 6,319
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 8,877
Missouri HEFA, Washington University, Series C, VRDN, 0.02%,
3/1/40  825 825
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, 5.00%, 1/1/34  10,985 12,379
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,732
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,123
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 4,306
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 1,143
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  130 129
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 897
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 807
65,723
MONTANA 0.2%
Montana Fac. Fin. Auth., SCL Health System, Series A, 4.00%,
1/1/38  4,350 5,125
5,125
NEVADA 1.0%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (3) 1,275 1,515
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (3) 1,425 1,687
Clark County School Dist., Series A, GO, 5.00%, 6/15/35 (3) 500 642
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 15,069
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 165
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 7,840

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,000 528
27,446
NEW HAMPSHIRE 0.1%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  2,266 2,701
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(5)(6) 1,000 530
3,231
NEW JERSEY 4.1%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 13,900 16,994
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (1) 665 719
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (1) 500 548
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (1) 2,210 2,394
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/23  2,000 2,049
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28  1,000 1,023
New Jersey Economic Dev. Auth., NJ Transit Transportation
Project, 4.00%, 11/1/39  1,325 1,513
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,045
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,923
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,412
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 6,675
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,180
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,471
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  1,000 1,174
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39 (4) 1,050 1,216
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40 (4) 1,000 1,155
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (4) 1,000 1,148
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37 (4) 2,175 2,756
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 7,237

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 16,624
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,860 2,217
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  7,410 8,714
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,881
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  12,535 13,941
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,880
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 2,964
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 407
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,900 3,472
118,732
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,282
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48  5,000 5,756
8,038
NEW YORK 8.4%
Dormitory Auth. of the State of New York, Group 4, Series A,
4.00%, 3/15/48  10,000 11,568
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 5,325
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32  3,750 3,801
Dormitory Auth. of the State of New York, Personal Income Tax,
Series D, 4.00%, 2/15/40  2,000 2,353
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44  4,800 5,071
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47  14,240 16,427
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,200 2,600
Long Island Power Auth., Electric, 5.00%, 9/1/42  3,000 3,655
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (3) 15,000 18,214
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22  15,450 15,987
Metropolitan Transportation Auth., Series D-2A, FRN, 67% of
SOFR + 0.55%, 0.584%, 11/1/32 (Tender 4/1/24) (3) 3,325 3,328
Metropolitan Transportation Auth., Series D-2B, FRN, 67% of
SOFR + 0.55%, 0.584%, 11/1/32 (Tender 4/1/24) (3) 10,675 10,684
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,825
New York City, Series F-1, GO, 4.00%, 3/1/40  1,975 2,357
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,585
New York City, Series J, GO, 5.00%, 8/1/32  7,500 8,373

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 6,152
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 606
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/38  1,250 1,504
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  15,500 18,275
New York City Water & Sewer System, Series DD-3A, VRDN,
0.02%, 6/15/43  12,640 12,640
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,650 1,708
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  6,180 6,181
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,501
New York State Thruway Auth., Series A, 5.00%, 1/1/51  2,500 2,879
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,584
New York State Thruway Auth., Series O, 4.00%, 1/1/37  16,000 19,410
New York State Thruway Auth., Series O, 4.00%, 1/1/41  10,285 12,350
New York State Urban Dev., Series A, 4.00%, 3/15/38  5,000 6,090
Port Auth. of New York & New Jersey, Series 179, 5.00%, 12/1/38  5,000 5,447
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/45  3,500 4,085
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/49  4,860 5,646
Triborough Bridge & Tunnel Auth., Series 2005B, VRDN, 0.02%,
1/1/31  8,200 8,200
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 730
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,243
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,294
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 4,306
240,984
NORTH CAROLINA 2.9%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 4,522
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (2) 6,245 7,314
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  5,000 5,676
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45  8,040 8,381
North Carolina Turnpike Auth., 5.00%, 1/1/27 (3) 920 1,109
North Carolina Turnpike Auth., 5.00%, 1/1/31 (3) 1,000 1,197
North Carolina Turnpike Auth., 5.00%, 1/1/40  12,675 15,344

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  3,525 3,850
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 5,272
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,503
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,100 6,893
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 0.03%,
2/15/31  1,000 1,000
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 2,183
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  10,000 15,711
81,955
OHIO 4.5%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,173
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/26  550 664
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 2,283
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/29  2,250 2,907
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/37  3,155 3,785
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/38  1,000 1,195
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 2,334
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,908
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,500 23,522
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 10,474
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 5,142
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,845
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,929
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,655
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 7,401
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 10,744
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/48  8,500 13,150
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40
(Prerefunded 7/1/22) (2) 160 165

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Franklin County, OPRS Communities, Unrefunded Balance,
Series A, 6.125%, 7/1/40 (Prerefunded 7/1/22) (2) 2,540 2,625
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  5,000 7,846
Ohio, VRDN, 0.15%, 11/1/35 (Tender 3/1/22)  10,000 10,000
Ohio, Series A, 4.00%, 1/15/50  10,000 11,371
Ohio, Series A, 5.00%, 1/15/50  3,500 4,280
129,398
OKLAHOMA 0.2%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,852
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  2,500 2,992
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  750 845
5,689
OREGON 0.4%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  11,000 12,803
12,803
PENNSYLVANIA 3.0%
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 2,297
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  1,845 2,166
Cumberland County Municipal Auth., 5.25%, 1/1/27 (Prerefunded
1/1/22) (2) 990 994
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 2,220
Cumberland County Municipal Auth., Unrefunded Balance, 5.25%,
1/1/27 (Prerefunded 1/1/22) (2) 285 286
Delaware County IDA, United Parcel Service, VRDN, 0.05%,
9/1/45  1,475 1,475
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45  4,800 5,428
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/46  3,000 3,392
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  8,980 10,893
Pennsylvania Higher EFA, Temple Univ., First Series, 5.00%,
4/1/32 (Prerefunded 4/1/22) (2) 510 518
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  1,800 2,052
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 8,048
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,556
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 2,072
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 9,644
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/36  5,000 5,667
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 11,591
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 0.02%, 6/1/35  1,200 1,200

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3) 8,500 10,150
84,649
PUERTO RICO 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1)(4) 4,400 5,420
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  3,195 3,284
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (6)(11) 10,775 9,671
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (6)(11) 4,645 4,285
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/31 (6)(11) 5,000 5,000
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/32 (6)(11) 3,200 3,140
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (6)(11) 6,590 6,219
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (6)(11) 5,340 4,673
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (6)(11) 430 417
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (6)(11) 875 880
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (6)(11) 60 59
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (6)(11) 100 98
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (6)(11) 810 798
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (6)(11) 225 222
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (6)(11) 290 279
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (6)(11) 1,105 1,086
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (6)(11) 370 364
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (6)(11) 450 442
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (6)(11) 2,640 2,594
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (6)(11) 1,075 1,056
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (6)(11) 990 973

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (6)(11) 280 276
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (6)(11) 240 233
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (6)(11) 100 98
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (6)(11) 275 271
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (6)(11) 215 213
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (6)(11) 70 65
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (6)(11) 120 116
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (6)(11) 95 93
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (6)(11) 890 860
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (6)(11) 200 197
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (6)(11) 100 98
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  1,436 1,567
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  7,500 8,592
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,376
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 5,010
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,808
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 4,935
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,663
85,431
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(6) 4,915 885
885
SOUTH CAROLINA 0.7%
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22  358 357
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  6,663 3,497
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,189 2,950
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,590 1,825

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,009 720
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 725
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,619 101
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,665
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,432
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 6,058
21,330
SOUTH DAKOTA 0.5%
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42  13,065 13,565
South Dakota HEFA, Sanford Health Group, Series E, 5.00%,
11/1/37  1,770 1,839
15,404
TENNESSEE 2.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 2,100
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,854
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 3,169
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 8,582
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,560 11,223
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,615
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 2,303
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 3,137
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,739
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/54  6,700 8,336
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  5,750 6,406
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 9,092
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,140 5,354
69,910
TEXAS 6.3%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 8,166
Austin Airport, Series A, 5.00%, 11/15/46  2,525 3,014
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,979
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,566

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,106
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 655
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,107
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 572
Central Texas Regional Mobility Auth., 5.00%, 1/1/33 (Prerefunded
1/1/23) (2) 2,000 2,100
Central Texas Regional Mobility Auth., 5.00%, 1/1/42 (Prerefunded
1/1/23) (2) 10,505 11,032
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/43
(Prerefunded 1/1/23) (2) 2,700 2,838
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 378
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 1,022
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 988
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,104
Greater Texas Cultural Ed. Fac. Fin., Epicenter Multipurpose Fac.
Project, 4.00%, 3/1/46  9,240 10,703
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (2) 3,000 3,213
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,980
Houston Airport, Series D, 5.00%, 7/1/35  6,380 7,930
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,786
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,644
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/30  1,000 1,269
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,450
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (2) 300 345
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (2) 3,310 3,805
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 822
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 1,086
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,456
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  2,250 2,458
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 7,110
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 3,356
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 15,193
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,181

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 2,143
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,969
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 3,059
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 6,180
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  3,620 2,896
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  5,240 6,184
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  13,365 15,772
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,994
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  5,280 6,090
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,176
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  2,500 3,089
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  2,175 2,727
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  2,155 2,795
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 6,116
180,604
UTAH 1.1%
Murray City, IHC Health Services, Series D, VRDN, 0.04%, 5/15/36  13,700 13,700
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,203
Salt Lake City Airport, Series B, 5.00%, 7/1/46  7,820 10,024
Salt Lake City Airport, Series B, 5.00%, 7/1/47  4,675 5,611
30,538
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  5,000 5,044
5,044
VIRGINIA 2.4%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 6,879
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,991
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 10,131
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26) (2) 8,500 9,756

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, 5.00%, 5/15/40  5,000 5,105
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  3,335 3,797
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57  12,000 14,895
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (2) 2,500 2,609
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (2) 3,383 3,646
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 0.05%, 1/1/47  2,250 2,250
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,165
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 3,368
67,592
WASHINGTON 1.7%
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/22  4,600 4,729
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  10,000 13,157
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,466
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,964
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,875
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  3,400 4,411
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 4,162
Washington, Series C, GO, 5.00%, 2/1/39  10,565 13,542
47,306
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 486
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 487
973
WISCONSIN 0.5%
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29  1,475 1,786
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30  1,500 1,841
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (4) 4,000 4,258

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37  2,000 2,233
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47  1,300 1,453
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52  1,700 1,835
13,406
Total Municipal Securities (Cost $2,657,348) 2,861,140
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,663 3,711
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,803) 3,711
Total Investments in Securities 99.9%
(Cost $2,661,151) $ 2,864,851
Other Assets Less Liabilities 0.1% 1,902
Net Assets 100.0% $ 2,866,753
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$51,641 and represents 1.8% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by Assured Guaranty Municipal Corporation
(4) When-issued security
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Insured by AMBAC Assurance Corporation
(9) Insured by National Public Finance Guarantee Corporation
(10) Escrowed to maturity
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
TRAN Tax Revenue Anticipation Note
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Free Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F45-054Q3 11/21